Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 11,725,833	$ 11,342,069
Less: accumulated depreciation	(5,802,214)	(5,156,227)
Satellites and other property and equipment, net	5,923,619	6,185,842
Satellites And Launch Vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	10,653,213	10,363,771
Information Systems And Ground Segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	808,203	727,929
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 264,417	$ 250,369